UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

SMH Representation Trust

December 31, 2013

SMH Capital Advisors, Inc.

4800 Overton Plaza, STE 300

Fort Worth, TX 76109

SMH Representation Trust
PORTFOLIO REVIEW (Unaudited)
December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, compared to its benchmark:

	Six Month Return	1 Year Return	3 Year Return	Since Inception**
SMH Representation Trust	2.17%	5.15%	6.18%	9.59%
BofA Merrill Lynch U.S. Cash Pay High Yield Index (a)	5.83%	7.38%	9.01%	10.75%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund’s investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until October 31, 2014. Without these waivers, the Fund’s total annual operating expenses would have been 0.78%, per the prospectus dated November 1, 2013. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)	The BofA Merrill Lynch U.S. Cash Pay High Yield Index tracks the performance of U.S. dollar denominated below investment grade corporate debt, currently in a coupon paying period that is publicly-issued in the U.S. domestic market.

**	Inception date is May 24, 2010.
1

SMH Representation Trust
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2013

Shares		Value
	COMMON STOCK - (0.00%)
	Hotels Restaurants & Leisure - (0.00%)
2,429	Trump Entertainment Resorts, Inc. **†#	$—
	TOTAL COMMON STOCK (Cost $7,362)	—

Principal
	CONVERTIBLE CORPORATE BONDS - (9.11%)
	Investment Companies (9.02%)
$2,495,000	Ares Capital Corp., 5.125%, 6/1/2016	2,661,853
3,730,000	Prospect Capital Corporation, 5.50%, 8/15/2016	3,907,175
		6,569,028

	Semiconductors & Semiconductor Equipment - (0.09%)
4,588,000	Energy Conversion Devices, Inc., escrow receipts ***#	63,773

	TOTAL CONVERTIBLE CORPORATE BONDS
	(Cost $7,791,666)	6,632,801

	CORPORATE BONDS - (87.07%)

	Chemicals - (4.96%)
3,430,000	Momentive Performance Materials, Inc., 8.875%, 10/15/2020	3,610,075

	Coal - (10.26%)
3,453,000	Alpha Natural Resources, Inc., 9.75%, 4/15/2018	3,660,180
4,794,000	Arch Coal, Inc., 7.00%, 6/15/2019	3,811,230
		7,471,410
	Commerical Services - (4.32%)
3,613,000	ADT Corp., 3.50%, 7/15/2022	3,144,943

	Diversified Financial Services - (2.14%)
1,500,000	GFI Group, Inc., 10.375%, 7/19/2018	1,556,250

	Home Builders - (4.72%)
3,209,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	3,433,630

	Lodging - (4.71%)
3,367,000	Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017	3,425,923

	Mining - (10.75%)
3,476,000	Thompson Creek Metals Co., Inc., 9.75%, 12/1/2017	3,823,600
4,034,000	Molycorp, Inc., 10.00%, 6/1/2020	4,003,745
		7,827,345
	Oil & Gas - (13.87%)
3,720,000	Forbes Energy Services Ltd., 9.00%, 6/15/2019	3,645,600
2,415,000	Northern Oil and Gas, Inc., 8.00%, 6/1/2020	2,529,713
3,823,000	Penn Virginia Corp., 7.25%, 4/15/2019	3,918,575
		10,093,888
	Pipelines - (4.71%)
3,300,000	Niska Gas Storage US LLC, 8.875%, 3/15/2018	3,432,000

	Retail - (4.39%)
5,117,000	Radioshack Corp., 6.75%, 5/15/2019	3,198,125

The accompanying notes are an integral part of these financial statements.

2

SMH Representation Trust
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Principal		Value

	Semiconductors - (9.10%)
3,297,000	Advanced Micro Devices, Inc., 7.75%, 8/1/2020	$3,272,272
3,176,000	Amkor Technology, Inc., 7.375%, 5/1/2018	3,350,680
		6,622,952
	Telecommunications - (8.31%)
5,560,000	NII Capital Corp., 7.625%, 4/1/2021	2,279,600
3,514,000	Sprint Capital Corp., 8.75%, 3/15/2032	3,768,765
		6,048,365
	Transportation - (4.83%)
3,268,000	PHI, Inc., 8.625%, 10/15/2018	3,513,100

	TOTAL CORPORATE BONDS (Cost $66,383,953)	63,378,006

	TOTAL INVESTMENTS (Cost $74,182,981)(a) - 96.18%	$70,010,807

	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.82%	2,784,406

	NET ASSETS - 100.00%	$72,795,213

**	The security is illiquid; the security represents 0.00% of net assets.

***	Represents issuer in default on interest payments; non-income producing security.

†	Non income producing security.

#	The value of this security has been determined in good faith under policies of the Board of Trustees.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,182,980, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,409,850
Unrealized depreciation	(5,582,024)
Net unrealized depreciation	$(4,172,174)

Country of Issuer	Percentage
United States	90.92%
Canada	5.25%
96.18%

Percentages in the above table are based on net assets, excluding short-term investments and cash, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

3

SMH Representation Trust
Statement of Assets and Liabilities (Unaudited)
December 31, 2013

ASSETS:
Investments, at cost	$74,182,981
Investments, at value	$70,010,807
Receivable for securities sold	3,492,201
Interest receivable	1,230,570
Receivable for Fund shares sold	442,296
Due from Advisor	7,391
Prepaid expenses and other assets	17,952
Total Assets	75,201,217

LIABILITIES:
Due to custodian	1,171,618
Payable for Fund shares redeemed	1,211,292
Due to other related parties	10,126
Accrued expenses and other liabilities	12,968
Total Liabilities	2,406,004

Net Assets	$72,795,213

NET ASSETS CONSIST OF:
Paid in capital	$82,811,912
Undistributed (distribution in excess of) net investment income	(158,068)
Accumulated net realized loss on investments	(5,686,457)
Net unrealized depreciation on investments	(4,172,174)
Net Assets	$72,795,213
Shares of beneficial interest outstanding (a)	8,312,755
Net asset value, offering and redemption price per share	$8.76

(a)	Unlimited number of shares of no par value beneficial interest authorized.

The accompanying notes are an integral part of these financial statements.

4

SMH Representation Trust
Statement of Operations (Unaudited)
For the Six Months Ended December 31, 2013

Investment Income:
Interest income	$3,335,530
Total Investment Income	3,335,530

Operating Expenses:
Investment advisory fees	225,484
Administration fees	55,183
Registration fees	10,022
Custody fees	8,619
Compliance officer fees	6,357
Audit fees	6,302
Legal fees	3,963
Trustees’ fees	1,614
Printing expense	1,435
Interest expense	825
Networking fees	254
Miscellaneous expense	701
Total Operating Expenses	320,759
Less: Expenses waived and expenses reimbursed by Advisor	(320,759)
Net Operating Expenses	—

Net Investment Income	3,335,530

Realized and Unrealized Gain (Loss) from Investments:
Net realized loss from:
Investments	(5,175,225)
Net change in unrealized appreciation on:
Investments	3,742,735
Net Realized and Unrealized Loss from Investments	(1,432,490)

Net Increase in Net Assets Resulting From Operations	$1,903,040

The accompanying notes are an integral part of these financial statements.

5

SMH Representation Trust
Statements of Changes in Net Assets

	For the Six Months Ended	For the
	December 31, 2013	Year Ended
	(Unaudited)	June 30, 2013
Operations:
Net investment income	$3,335,530	$6,584,216
Net realized gain (loss) from investments	(5,175,225)	4,085,211
Net change in unrealized appreciation (depreciation) on investments	3,742,735	(5,723,624)

Net increase in net assets resulting from operations	1,903,040	4,945,803

Distributions to Shareholders from:
Net investment income	(3,561,061)	(6,540,626)
Net realized capital gains	(2,209,419)	(2,451,149)
Total dividends and distributions to shareholders	(5,770,480)	(8,991,775)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold	4,231,831	20,585,214
Reinvestment of dividends and distributions	171,061	1,089,420
Cost of shares redeemed	(11,483,586)	(15,360,389)
Net increase (decrease) in net assets from share transactions of beneficial interest	(7,080,694)	6,314,245

Total increase (decrease) in Net Assets	(10,948,134)	2,268,273

Net Assets:
Beginning of period	83,743,347	81,475,074
End of period*	$72,795,213	$83,743,347

* Includes undistributed net investment Undistributed (distribution in excess of) net investment income	$(158,068)	$67,463

Share Activity:
Shares Sold	459,899	2,161,435
Shares Reinvested	18,486	115,556
Shares Redeemed	(1,253,605)	(1,614,998)
Net increase (decrease) in shares of beneficial interest outstanding	(775,220)	661,993

The accompanying notes are an integral part of these financial statements.

6

SMH Representation Trust
Financial Highlights
For a share outstanding throughout each period

For the
Six Months Ended	For the	For the	For the	For the
December 31, 2013	Year Ended	Year Ended	Year Ended	Period Ended
(Unaudited)	June 30, 2013	June 30, 2012	June 30, 2011	June 30, 2010 (A)

Net asset value, beginning of period	$9.21	$9.67	$10.72	$10.03	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.38	(B)	0.73	(B)	0.94	(B)	0.97	0.08
Net realized and unrealized gain (loss) on investments	(0.19)	(0.18)	(0.32)	0.88	0.03
Total from investment operations	0.19	0.55	0.62	1.85	0.11

LESS DISTRIBUTIONS:
From net investment income	(0.38)	(0.73)	(0.94)	(0.98)	(0.08)
From net realized gains on investments	(0.26)	(0.28)	(0.73)	(0.18)	—
Total distributions	(0.64)	(1.01)	(1.67)	(1.16)	(0.08)

Net asset value, end of period	$8.76	$9.21	$9.67	$10.72	$10.03

Total return (C)	2.17	% (D)	5.80%	6.96%	18.73%	1.14	% (D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$72,795	$83,743	$81,475	$66,801	$63,498
Ratios to average net assets
Expenses, before waiver and reimbursement (F)	0.78	% (E)	0.77%	0.79%	0.80%	1.50	% (E)
Expenses, net waiver and reimbursement (F)	0.00	% (E)	0.00%	0.00%	0.00%	0.00	% (E)
Net investment income, before waiver and reimbursement (F)	7.36	% (E)	6.91%	8.69%	8.09%	7.21	% (E)
Net investment income, net waiver and reimbursement (F)(G)	8.13	% (E)	7.68%	9.48%	8.89%	8.71	% (E)
Portfolio turnover rate	26	% (D)	61%	35%	61%	7	% (D)

(A)	The SMH Representation Trust commenced operations on May 24, 2010.

(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)	Total returns in the above table are historical in nature and represent the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any. Had the Advisor not waived its fees and reimbursed expenses, total returns would have been lower.

(D)	Not annualized.

(E)	Annualized.

(F)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(G)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

7

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-two series. These financial statements include the following series: SMH Representation Trust (the “Fund”). The Fund is registered as non-diversified. The Fund’s investment advisor is SMH Capital Advisors, Inc. (the “Advisor” or “SMH”).

The Fund commenced operations on May 24, 2010. The Fund’s investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

The Fund offers one class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchanged traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

8

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013	SEMI-ANNUAL REPORT

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s assets measured at fair value:

Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Level 3 (Unobservable Inputs)(d)	Totals
Common Stock (b)	$—	$—	$—	$—
Convertible Corporate Bonds (c)	—	6,569,028	63,773	6,632,801
Corporate Bonds (c)	—	63,378,006	—	63,378,006
Short-Term Investments	—	—	—	—
Total	$—	$69,947,034	$63,773	$70,010,807

(a)	There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(b)	For a detailed break-out of common stock by industry classification, please refer to the Schedule of Investments.

(c)	All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities with the exception of one convertible corporate bond which is a Level 3 security. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.

(d)	Included in Level 3 is Trump Entertainment Resorts, an unlisted security, with $0 market value and $0 change in unrealized depreciation from prior year. Also included is Energy Conversion Devices, Inc., an escrow receipt, with $63,773 market value and $5 change in unrealized depreciation from prior period.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

	Trump Entertainment Resorts, Inc.	Energy Conversion Devices, Inc.
Common Stock
Beginning balance June 30, 2013	$—	$334,006
Total realized gain/(loss)	—	—
Change in unrealized depreciation	—	5
Capital Distribution	—	(270,238)
Tax Basis Adjustment	—	—
Net transfers in/(out) of Level 3	—	—
Ending balance December 31, 2013	$—	$63,773

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at December 31, 2013, was $5.

Investments in Securities:
Common Stocks	Fair Value	Valuation Techniques	Unobservable Input
Trump Entertainment Resorts Inc.	$—	Bankruptcy	No Public Market
Convertible Corporate Bonds
Energy Conversion Devices, Inc.	$63,773	Escrow Receipts	No Public Market
Total Fair Value Securities:	$63,773

Fair value securites as a percentage of total Net Assets 0.09%.

b)          Federal Income Tax—The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2013, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2013, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (tax period or year ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013) and has concluded that no provision for income tax is required in these financial statements. The

9

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013	SEMI-ANNUAL REPORT

tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions. No examination of the Fund’s tax return is presently in progress.

c)          Distribution to Shareholders—Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)          Other—Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

e)          Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)          Commitments and Contingencies—In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2013, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$20,563,073	$31,245,990

There were no government securities purchased or sold during the period.

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SMH acts as investment manager to the Fund pursuant to the terms of the Investment Advisory Agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Advisor provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Advisor, as of the last day of each month, an annualized fee equal to 0.55% of average net assets of the Fund, such fees to be computed daily based upon daily average net assets of the Fund. For the six months ended December 31, 2013, management fees of $225,484 were incurred by the Fund, before the waiver and reimbursement described below. As of December 31, 2013, there were no advisory fees payable to the Advisor.

The Advisor and the Fund have entered into an Expense Limitation Agreement under which the Advisor has agreed to waive 100% of its investment advisory fee and reimburse the ordinary operating expenses of the Fund through October 31, 2014. If the Advisor were to charge the Fund for its investment advisor services, the Advisor would be paid a monthly management fee at the annual rate of 0.55% of the average daily net assets of the Fund. However, the Fund is an integral part of one or more “wrap fee” programs sponsored by investment advisors or broker dealers that are not affiliated with the Advisor or the Fund. Participants in these programs pay a “wrap” fee to the sponsor of the program, a portion of which is paid to the Advisor pursuant to one or more agreements between the Advisor and the program sponsors. The Advisor pays expenses incurred by it in connection with acting as the advisor to the Fund, other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Advisory Agreement). The Advisor pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement). Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended December 31, 2013, the Advisor waived advisory fees of $225,484 and reimbursed expenses of $82,672. As of December 31, 2013, the Advisor owed the Fund $7,391 under the terms of the Expense Limitation Agreement. The Advisor may recapture $562,563, no later than June 30, 2014, $548,988, no later than June 30, 2015 and $658,142, no later than June 30, 2016, subject to the terms of the Expense Limitation Agreement.

10

SMH REPRESENTATION TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013	SEMI-ANNUAL REPORT

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per valuation committee meeting and per special board meeting attended at the discretion of the Chairman. Effective May 1, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund. Prior to this date the Chairman of the Trust’s Audit Committee received a quarterly fee of $750 for all Funds in the Trust. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacity.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to rule 12b-1 under the 1940 Act that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Fund based on average daily net assets of the Fund. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Fund’s Distributor and Manager for distribution related expenses. The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan. For the six months ended December 31, 2013, the Fund did not incur any 12b-1 expenses.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following periods was as follows:
	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$7,727,039	$9,827,446
Long-Term Capital Gain	1,264,736	1,610,015
	$8,991,775	$11,437,461

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October and	Other		Unrealized	Total
Ordinary	Long-Term	Late Year	Book/Tax	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Differences	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$436,691	$1,450,576	$—	$(121,617)	$—	$(7,914,909)	$(6,149,259)

The difference between book basis and tax basis undistributed net investment income is primarily attributable to the tax treatment of defaulted bond income.

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11

SMH REPRESENTATION TRUST

December 31, 2013 (Unaudited)	SEMI-ANNUAL REPORT

Approval of Interim and New Advisory and Sub-Advisory Agreements for SMH Representation Trust

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously approved Interim and New Advisory Agreements for SMH Representation Trust(the “Fund”), between the Trust and SMH Capital Advisors, Inc. (“SMH” or the “Adviser”), and Interim and New Sub-Advisory Agreement for the Fund between Catalyst Capital Advisers LLC (“Catalyst”) and SMH at a meeting of the Board of Trustees held on May 16, 2012.

In connection with their deliberations, the Board reviewed materials prepared by Adviser with respect to the Fund. The Trustees discussed the corporate organization of SMH and noted that SMH is not affiliated with the transfer agent, underwriter or custodian, and therefore will not derive any benefits from the relationships these parties have with the Trust. SMH may benefit indirectly from the 12b-1 fees of the Funds to the extent that the fees are used successfully to grow the assets of the Funds.

As to the nature, extent and quality of the services provided by SMH to the Fund, the Trustees reviewed SMH’s responses to a series of questions regarding the services provided by SMH, as well as information on the corporate structure, officers, owners and compliance record of SMH. The Trustees then discussed the nature of the SMH’s operations, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board then reviewed financial information for SMH provided by the firm. The Trustees concluded that the adviser has provided a level of service consistent with the Board’s expectations.

As to the Fund’s performance on a comparative basis, the Trustees reviewed the Fund’s performance for the 2011 period and compared the performance to that of a group of similarly managed funds and a benchmark index. The Board noted that the Fund had underperformed its respective peer group averages and benchmark index for the year. The Trustees acknowledged that 2011 was a challenging year in the markets and for the advisor. Following discussion, the Board concluded that each Fund’s performance was acceptable. The Board noted that no change to the investment personnel servicing the Fund was anticipated as a result of the Transaction.

The Board considered the profits realized by the adviser in connection with the operation of the Fund, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Trustees concluded that the adviser’s level of profitability from its relationship with the Fund was not excessive.

As to comparative fees and expenses, the Trustees considered the management fee paid by the SMH Representation Trust and compared that fee to the management fees paid by funds in a peer group. The Board further noted that the advisor has contractually agreed to waive all fees and/or reimburse all ordinary expenses of the Fund so long as the Fund is used exclusively for “wrap account” programs and that SMH’s has agreed to continue such waiver of fees and expenses after the Transaction. Following discussion, the Trustees concluded that the management fee for the SMH Fund was reasonable.

As to economies of scale, the Board considered whether there will be economies of scale with respect to the management of the Fund and whether there is the potential for realization of any further economies of scale. After discussion, it was noted that because of the Fund’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and SMH is in the best interests of the SMH Fund and its shareholders.

12

SMH REPRESENTATION TRUST
ADDITIONAL INFORMATION (Unaudited)
December 31, 2013	SEMI-ANNUAL REPORT

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service(12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

13

SMH REPRESENTATION TRUST

Expense Examples (Unaudited)

December 31, 2013	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses – SMH Representation Trust (the “Fund”)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the redemption fees imposed by the Fund for certain redemptions by wire; and (2) ongoing costs, including management fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual table below illustrates an example investment of $1,000 at the beginning of the period and held for the entire period of 7/1/13 through 12/31/13. The “hypothetical” table assumes an investment made on 7/1/13 and held for the entire period of 7/1/13 through 12/31/13. Please note that this table is unaudited.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 01/01/13). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 7/1/13 through 12/31/13

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Actual Fund Return (in parentheses)	7/1/13	12/31/13	During Period**

SMH Representation Trust (+2.17%)	$ 1,000.00	$ 1,021.70	$ 0.00

	Beginning	Ending Account
	Account Value	Value	Expenses Paid
Hypothetical 5% Fund Return	7/1/13	12/31/13	During Period**

SMH Representation Trust	$1,000.00	$1,025.21	$ 0.00

**	Expenses are equal to the Fund’s annualized expenses ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
14

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Mutual Fund Series Trust

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ADVISOR

SMH Capital Advisors, Inc.

4800 Overton Plaza

 Suite 300

Fort Worth, TX 76109

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: March 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 6, 2014